CONVERTIBLE NOTES PAYABLE TO A RELATED PARTY (Details) - Convertible Notes Payable [Member] - Majority Shareholder [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	May 31, 2014
Debt instrument, conversion price	$ 0.75				$ 1.50
Debt instrument, maturity date	Jan. 01, 2018
Convertible notes payable		$ 29,981		$ 29,048
Accrued interest		13,869		$ 10,355
Interest expense		$ 3,351	$ 1,529
LIBOR [Member] | UNITED STATES [Member]
Debt instrument, basis spread		6.00%
Base Rate [Member] | Euro Member Countries, Euro
Debt instrument, basis spread		2.00%
Maximum [Member]
Debt instrument, face amount					$ 37,000